Employee Benefit Plan, Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Vesting percentage based on years of service [Table Text Block]	Vesting and Plan Termination. Participants are immediately vested in their own contributions plus earnings thereon. Vesting in the Company's contributions plus earnings thereon is based on years of service as follows:

Years of Vesting Service	Vested Percentage
Less than two years of service	0%
Two years of service	20%
Three years of service	50%
Four or more years of service	100%